PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

The Company’s fixed assets as of March 31, 2015 and December 31, 2014 are as follows:

	March 31, 2015	December 31, 2014
Equipment	$291,384	$289,169
Accumulated depreciation	(286,403)	(286,063)
Total	$4,981	$3,107

Depreciation and amortization expense for the three months ended March 31, 2015 was $55,277 as compared to $56,448 for the three month period ended March 31, 2014.

The Company has fixed assets as of December 31, 2014 and 2013 as follows:

	December 31,
	2014	2013
Equipment	$289,169	$285,753
Accumulated depreciation	$(286,063)	$(279,765)
Total	$3,107	$5,988

Depreciation expense was $6,298 for December 31, 2014 compared to $12,589 for December 31, 2013.